Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 4,329	$ 9,798
Accounts receivable, less allowance for doubtful accounts of $168 at December 31, 2014 and 2013	8,750	10,201
Inventories	947	815
Prepaid expenses	474	349
Refundable income taxes	8	3
Other current assets	45	15
Total current assets	14,553	21,181
Property and equipment, net	35,954	27,563
Leased property under capital leases, net	6,418	6,719
Noncurrent deferred tax asset	8	8
Other assets, net	911	108
Total assets	57,844	55,579
Current liabilities:
Current portion of obligations under capital leases	58	56
Accounts payable	6,429	8,101
Accrued payroll and other compensation	714	549
Accrued income taxes	8	1
Other accrued taxes	379	307
Deferred revenues	2,256	2,265
Other liabilities and accrued expenses	707	365
Total current liabilities	10,551	11,644
Revolving line of credit	3,800
Obligations under capital leases	333	390
Asset retirement obligation	100	75
Deferred rental income	138
Avalon Holdings Corporation Shareholders' Equity:
Paid-in capital	58,868	58,771
Accumulated deficit	(19,469)	(18,389)
Total Avalon Holdings Corporation Shareholders' Equity	39,437	40,420
Non-controlling interest in subsidiary	3,485	3,050
Total equity	42,922	43,470
Total liabilities and equity	57,844	55,579
Common Class A [Member]
Avalon Holdings Corporation Shareholders' Equity:
Common Stock	32	32
Common Class B [Member]
Avalon Holdings Corporation Shareholders' Equity:
Common Stock	$ 6	$ 6